CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Investments measured as fair value | ¥		¥ 2,797,900
Aggregated liquidation preference | ¥		¥ 6,293,449
Ordinary shares, par value | $ / shares	$ 0.00001		$ 0.00001
Ordinary shares, authorized		4,019,399,769
Ordinary shares, issued		302,844,851
Ordinary shares, outstanding	0	302,844,851
Series Seed Convertible Redeemable Preferred Shares
Temporary equity, par value | $ / shares	$ 0.00001		0.00001
Temporary equity, shares authorized		40,449,195
Temporary equity, shares issued		40,449,195
Temporary equity, shares outstanding		40,449,195
Series A-1 Convertible Redeemable Preferred Shares
Temporary equity, par value | $ / shares	0.00001		0.00001
Temporary equity, shares authorized		13,748,842
Temporary equity, shares issued		13,748,842
Temporary equity, shares outstanding		13,748,842
Series A-2 Convertible Redeemable Preferred Shares
Temporary equity, par value | $ / shares	0.00001		0.00001
Temporary equity, shares authorized		79,703,434
Temporary equity, shares issued		79,703,434
Temporary equity, shares outstanding		79,703,434
Series B Convertible Redeemable Preferred Shares
Temporary equity, par value | $ / shares	0.00001		0.00001
Temporary equity, shares authorized		53,630,172
Temporary equity, shares issued		53,630,172
Temporary equity, shares outstanding		53,630,172
Series C-1 Convertible Redeemable Preferred Shares
Temporary equity, par value | $ / shares	0.00001		0.00001
Temporary equity, shares authorized		98,438,068
Temporary equity, shares issued		98,438,068
Temporary equity, shares outstanding		98,438,068
Series C-2 Convertible Redeemable Preferred Shares
Temporary equity, par value | $ / shares	0.00001		0.00001
Temporary equity, shares authorized		15,570,878
Temporary equity, shares issued		15,570,878
Temporary equity, shares outstanding		15,570,878
Series C-3 Convertible Redeemable Preferred Shares
Temporary equity, par value | $ / shares	0.00001		0.00001
Temporary equity, shares authorized		5,819,616
Temporary equity, shares issued		5,819,616
Temporary equity, shares outstanding		5,819,616
Series D Convertible Redeemable Preferred Shares
Temporary equity, par value | $ / shares	0.00001		0.00001
Temporary equity, shares authorized		207,611,712
Temporary equity, shares issued		207,611,712
Temporary equity, shares outstanding		207,611,712
Series E Convertible Redeemable Preferred Shares
Temporary equity, par value | $ / shares	0.00001		0.00001
Temporary equity, shares authorized		243,380,841
Temporary equity, shares issued		243,380,841
Temporary equity, shares outstanding		243,380,841
Series F-1 Convertible Redeemable Preferred Shares
Temporary equity, par value | $ / shares	0.00001		0.00001
Temporary equity, shares authorized		22,969,863
Temporary equity, shares issued		22,969,863
Temporary equity, shares outstanding		22,969,863
Series F-2 Convertible Redeemable Preferred Shares
Temporary equity, par value | $ / shares	0.00001		0.00001
Temporary equity, shares authorized		199,277,610
Temporary equity, shares issued		199,277,610
Temporary equity, shares outstanding		199,277,610
Class A Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.00001		0.00001
Ordinary shares, authorized	7,000,000,000
Ordinary shares, issued	1,205,870,924
Ordinary shares, outstanding	1,205,870,924
Class B Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.00001		$ 0.00001
Ordinary shares, authorized	5,000,000,000
Ordinary shares, issued	194,878,011
Ordinary shares, outstanding	194,878,011